UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      CapitalWorks Investment Partners, LLC

Address:   402 West Broadway
           25th Floor
           San Diego, CA 92101

13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John D. Wylie
Title:     Partner, CapitalWorks Investment Partners, LLC
Phone:     (619) 615-1000


Signature, Place and Date of Signing:

/s/ JOHN D. WYLIE               SAN DIEGO, CALIFORNIA          May 16, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                     Frank Russell Company
                     13F File Number: 28-01190

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  115

Form 13F Information Table Value Total:  $263,354
                                        (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE


                                                           FORM 13F INFORMATION TABLE
                                                        CAPITALWORKS INVESTMENT PARTNERS, LLC


COLUMN 1                            COLUMN  2          COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6   COLUMN 7    COLUMN 8

                                    TITLE                          VALUE    SHRS OR   SH/ PUT/  INVESTMT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                      OF CLASS           CUSIP       (x1000)  PRN AMT   PRN CALL  DISCRETN   MGRS   SOLE  SHARED  NONE
--------------                      --------           -----       -------  -------   --- ----  --------   ----   ----  ------  ----
HALLIBURTON COMPANY                 NOTE 3.125% 7/1    406216AM3     645    500,000    PRN      SOLE       NONE    X
COMMUNITY HEALTH SYSTEMS INC        NOTE 4.250% 10/1   203668AA6     549    500,000    PRN      SOLE       NONE    X
DICKS SPORTING GOODS INC            NOTE 1.606% 2/1    253393AB8     548    750,000    PRN      SOLE       NONE    X
LIBERTY MEDIA CORP NEW              DEB 0.750% 3/3     530718AF2     548    500,000    PRN      SOLE       NONE    X
AKAMAI TECH                         NOTE 1.000% 12/1   00971TAE1     543    500,000    PRN      SOLE       NONE    X
CYPRESS SEMICONDUCTOR CORP          NOTE 1.250% 6/1    232806AH2     533    500,000    PRN      SOLE       NONE    X
SAKS INC                            NOTE 2.000% 3/1    79377WAL2     529    500,000    PRN      SOLE       NONE    X
CYTYC CORP                          NOTE 2.250% 3/1    232946AB9     527    500,000    PRN      SOLE       NONE    X
REEBOK INTL LTD                     DBCV 2.000% 5/0    758110AG5     526    500,000    PRN      SOLE       NONE    X
QUANTA SERVICES                     SDCV 4.500% 10/1   74762EAC6     514    500,000    PRN      SOLE       NONE    X
LAMAR ADVERTISING                   NOTE 2.8750% 12/3  512815AG6     507    500,000    PRN      SOLE       NONE    X
LIBERTY MEDIA CORP                  DEB 3.500% 1/1     530715AN1     505    650,000    PRN      SOLE       NONE    X
MAXTOR CORP                         NOTE 6.800% 4/3    577729AC0     498    500,000    PRN      SOLE       NONE    X
UNITED RENTALS                      NOTE 1.875% 10/1   911365AH7     493    500,000    PRN      SOLE       NONE    X
VALENT PHARMACUETICAL               NOTE 4.000% 11/1   91911XAD6     481    500,000    PRN      SOLE       NONE    X
McMORAN EXPLORATION CO              NOTE 6.000% 7/0    582411AB0     476    300,000    PRN      SOLE       NONE    X
FLIR SYSTEMS INC                    NOTE 3.000% 6/0    302445AB7     458    300,000    PRN      SOLE       NONE    X
PRIDE INTL INC DEL                  FRNT 2.500% 3/0    74153QAB8     452    300,000    PRN      SOLE       NONE    X
MAVERICK TUBE CORP                  NOTE 4.000% 6/1    577914AB0     419    300,000    PRN      SOLE       NONE    X
TYCO INTL GROUP S A                 DBCV 3.125% 1/1    902118BE7     396    250,000    PRN      SOLE       NONE    X
AMR CORP 144A                       NOTE 4.500% 2/1    001765BB1     363    500,000    PRN      SOLE       NONE    X
LUCENT TECHNOLOGIES                 DBCV 2.750% 6/1    549463AHO     278    250,000    PRN      SOLE       NONE    X
TYCO INTL GROUP                     DBCV 3.125% 1/1    902118BG2     237    150,000    PRN      SOLE       NONE    X
HOT TOPIC INC                       COMMON STOCK       441339108   7,809    357,400    SH       SOLE       NONE    X
ADVO INC                            COMMON STOCK       007585102   7,745    206,800    SH       SOLE       NONE    X
DRS TECHNOLOGIES INC                COMMON STOCK       23330X100   6,831    160,737    SH       SOLE       NONE    X
SYBRON DENTAL SPECIALTIES INC       COMMON STOCK       871142105   6,588    183,500    SH       SOLE       NONE    X
DOLLAR GEN CORP                     COMMON STOCK       256669102   6,433    293,600    SH       SOLE       NONE    X
CTI MOLECULAR IMAGING INC           COMMON STOCK       22943D105   6,063    299,100    SH       SOLE       NONE    X
NAVIGANT CONSULTING INC             COMMON STOCK       63935N107   5,969    219,200    SH       SOLE       NONE    X
COMCAST HLDG CORP                   CL A SPL           20030N200   5,558    166,200    SH       SOLE       NONE    X
SEAGATE TECHNOLGY HOLDINGS          SHS                G7945J104   5,474    280,000    SH       SOLE       NONE    X
ADVANCE AUTO PARTS INC              COMMON STOCK       00751Y106   5,121    101,500    SH       SOLE       NONE    X
ORACLE CORPORATION                  COMMON STOCK       68389X105   4,907    393,200    SH       SOLE       NONE    X
BARR LABS INC COM                   COMMON STOCK       068306109   4,844     99,200    SH       SOLE       NONE    X
QUEST SOFTWARE                      COMMON STOCK       74834T103   4,713    340,500    SH       SOLE       NONE    X
FREESCALE SEMICONDUCTOR IN          CL B               35687M206   4,606    267,000    SH       SOLE       NONE    X
ROSS STORES INC                     COMMON STOCK       778296103   4,560    156,500    SH       SOLE       NONE    X
CYPRESS SEMICONDUCTOR               COMMON STOCK       232806109   4,486    356,000    SH       SOLE       NONE    X
IDENIX PHARMACEUTICALS INC          COMMON STOCK       45166R204   4,421    222,700    SH       SOLE       NONE    X
WILLIAMS INC                        COMMON STOCK       969457100   4,362    231,900    SH       SOLE       NONE    X
COGNOS INC                          COMMON STOCK       19244C109   4,338    103,900    SH       SOLE       NONE    X
KOHL'S CORP                         COMMON STOCK       500255104   4,177     80,900    SH       SOLE       NONE    X
CENTURY ALUM CO                     COMMON STOCK       156431108   4,121    136,200    SH       SOLE       NONE    X
NATIONAL OILWELL VARCO              COMMON STOCK       637071101   3,974     85,086    SH       SOLE       NONE    X
CHESAPEAKE ENERGY CORP              COMMON STOCK       165167107   3,940    179,600    SH       SOLE       NONE    X
EQUINIX INC                         COMMON STOCK       29444U502   3,921     92,600    SH       SOLE       NONE    X
MEDTRONIC INC COM                   COMMON STOCK       585055106   3,837     75,300    SH       SOLE       NONE    X
LIBERTY MEDIA CORP                  COM SER A          530718105   3,718    358,500    SH       SOLE       NONE    X
SUPERIOR ENERGY SERVICES INC        COMMON STOCK       868157108   3,648    212,100    SH       SOLE       NONE    X
AMERICAN RETIREMENT CORP            COMMON STOCK       028913101   3,536    243,185    SH       SOLE       NONE    X
CINTAS CORP                         COMMON STOCK       172908105   3,392     82,100    SH       SOLE       NONE    X
DOLBY LABORATORIES INC              COMMON STOCK       25659T107   3,386    144,100    SH       SOLE       NONE    X
NAM TAI ELECTRONICS INC             COM PAR $0.02      629865205   3,243    121,900    SH       SOLE       NONE    X
PERKIN ELMER INC                    COMMON STOCK       714046109   3,118    151,143    SH       SOLE       NONE    X
AGILE SOFTWARE CORP                 COMMON STOCK       00846X105   2,921    401,300    SH       SOLE       NONE    X
ABLE LABS INC                       COMMON STOCK       00371n407   2,876    122,600    SH       SOLE       NONE    X
MATRIXONE                           COMMON STOCK       57685P304   2,850    597,500    SH       SOLE       NONE    X
ATI TECHNOLOGIES                    COMMON STOCK       001941103   2,381    137,700    SH       SOLE       NONE    X
PHARMACEUTICAL PROD COM             COMMON STOCK       717124101   2,364     48,800    SH       SOLE       NONE    X
INTERSIL HOLDING                    CL A               46069S109   2,352    135,800    SH       SOLE       NONE    X
LECROY CORP                         COMMON STOCK       52324W109   2,285    133,400    SH       SOLE       NONE    X
KEYNOTE SYSTEMS INC                 COMMON STOCK       493308100   2,200    185,300    SH       SOLE       NONE    X
NUVASIVE INC                        COMMON STOCK       670704105   2,110    163,300    SH       SOLE       NONE    X
ARTHROCARE CORP                     COMMON STOCK       043136100   2,083     73,100    SH       SOLE       NONE    X
LA QUINTA CORP                      PAIRED CTF         50419U202   2,067    243,200    SH       SOLE       NONE    X
AEROFLEX INC                        COMMON STOCK       007768104   2,037    218,300    SH       SOLE       NONE    X
NIKU CORPORATIONS                   COMMON STOCK       654113703   1,975    109,400    SH       SOLE       NONE    X
GREY WOLF INC                       COMMON STOCK       397888108   1,967    298,900    SH       SOLE       NONE    X
SPORTS AUTHORITY                    COMMON STOCK       84917U109   1,964     71,400    SH       SOLE       NONE    X
CHEMED CORP COM                     COMMON STOCK       16359R103   1,958     25,600    SH       SOLE       NONE    X
EDO CORP                            COMMON STOCK       281347104   1,950     64,900    SH       SOLE       NONE    X
ALLIED HEALTHCARE INTERNATIONAL     COMMON STOCK       01923A109   1,941    310,600    SH       SOLE       NONE    X
X RITE INC                          COMMON STOCK       983857103   1,851    123,100    SH       SOLE       NONE    X
MERCURY COMPUTER SYSTEMS            COMMON STOCK       589378108   1,845     66,900    SH       SOLE       NONE    X
ORASURE TECH                        COMMON STOCK       68554V108   1,818    247,000    SH       SOLE       NONE    X
VARIAN SEMICONDUCTOR EQUIPMENT      COMMON STOCK       922207105   1,775     46,700    SH       SOLE       NONE    X
ADVENT SOFTWARE                     COMMON STOCK       007974108   1,765     97,100    SH       SOLE       NONE    X
SEEBEYOND TECH CORP                 COMMON STOCK       815704101   1,761    557,200    SH       SOLE       NONE    X
CYBERSOURCE CORP COM                COMMON STOCK       23251J106   1,755    340,800    SH       SOLE       NONE    X
TODCO                               CL A               88889T107   1,708     66,100    SH       SOLE       NONE    X
QUANTA SVCS INC COM                 COMMON STOCK       74762E102   1,697    222,400    SH       SOLE       NONE    X
PACER INTL                          COMMON STOCK       69373H106   1,687     70,600    SH       SOLE       NONE    X
SYMYX TECHNOLOGIES INC              COMMON STOCK       87155S108   1,641     74,400    SH       SOLE       NONE    X
INSITUFORM TECHNOLOGIES INC         CL A               457667103   1,606    110,700    SH       SOLE       NONE    X
BJS RESTAURANTS INC                 COMMON STOCK       09180C106   1,578     81,400    SH       SOLE       NONE    X
AMN HEALTHCARES SERVICES            COMMON STOCK       001744101   1,575     99,000    SH       SOLE       NONE    X
NABI BIOPHARMACEUTICALS             COMMON STOCK       629519109   1,542    123,536    SH       SOLE       NONE    X
INFOCROSSING INC                    COMMON STOCK       45664X109   1,529     96,500    SH       SOLE       NONE    X
INTEGRATED DEVICE TECH              COMMON STOCK       458118106   1,510    125,500    SH       SOLE       NONE    X
ARGON ST INC                        COMMON STOCK       040149106   1,502     45,500    SH       SOLE       NONE    X
TEMPUR PEDIC INT INC                COMMON STOCK       88023U101   1,497     80,200    SH       SOLE       NONE    X
FARO TECHNOLOGIES INC               COMMON STOCK       311642102   1,488     63,200    SH       SOLE       NONE    X
A C MOORE ARTS & CRAFT              COMMON STOCK       00086T103   1,445     54,200    SH       SOLE       NONE    X
ABAXIS INC                          COMMON STOCK       002567105   1,420    160,500    SH       SOLE       NONE    X
MCGRATH RENTCORP                    COMMON STOCK       580589109   1,407     60,200    SH       SOLE       NONE    X
SPEEDWAY MOTORSPORTS                COMMON STOCK       847788106   1,399     39,200    SH       SOLE       NONE    X
COMPUTER PROGRAMS AND SYSTEMS IN    COMMON STOCK       205306103   1,393     49,600    SH       SOLE       NONE    X
CHICAGO BRIDGE AND IRON COMPANY     NY REGISTRY SH     167250109   1,321     30,000    SH       SOLE       NONE    X
PARAMETRIC TECH                     COMMON STOCK       699173100   1,300    232,500    SH       SOLE       NONE    X
GENTIVA HEALTH SERVICES INC         COMMON STOCK       37247A102   1,294     80,000    SH       SOLE       NONE    X
FORMFACTOR INC                      COMMON STOCK       346375108   1,288     56,900    SH       SOLE       NONE    X
JOS A BANK CLOTHIERS INC            COMMON STOCK       480838101   1,257     42,900    SH       SOLE       NONE    X
WRIGHT MEDICAL GROUP INC            COMMON STOCK       98235T107   1,226     51,100    SH       SOLE       NONE    X
OPSWARE INC                         COMMON STOCK       68383A101   1,226    237,500    SH       SOLE       NONE    X
ORCHID BIOSCIENCES INC              COM PAR $0.01      68571P506   1,210    102,900    SH       SOLE       NONE    X
HOLOGIC INC                         COMMON STOCK       436440101   1,176     36,900    SH       SOLE       NONE    X
PHOTON DYNAMICS                     COMMON STOCK       719364101   1,174     61,600    SH       SOLE       NONE    X
MAJESCO HOLDINGS INC                COMMON STOCK       560690208   1,158    100,000    SH       SOLE       NONE    X
MEDCATH CORPORATION                 COMMON STOCK       58404W109   1,113     38,000    SH       SOLE       NONE    X
NMS COMMUNICATIONS CORP             COMMON STOCK       629248105   1,084    252,700    SH       SOLE       NONE    X
AMERICAN MEDICAL SYSTEMS HOLDING    COMMON STOCK       02744M108     980     57,022    SH       SOLE       NONE    X
FORRESTER RESEARCH INC              COMMON STOCK       346563109     755     53,600    SH       SOLE       NONE    X
MOLECULAR DEVICES CORP              COMMON STOCK       60851C107     733     38,573    SH       SOLE       NONE    X
VARIAN INC                          COMMON STOCK       922206107     720     19,000    SH       SOLE       NONE    X



02466.0001 #570649